Property and Equipment, Net	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Property and Equipment, Net
Note 5 - Property and Equipment, Net

	December 31,	December 31,
	2024	2023
	USD thousands	USD thousands
Cost:
Computers	68	68
Furniture and equipment	33	33
Laboratory equipment	400	400
Website development	14	14
Leasehold improvements	14	14
	529	529
Less - accumulated depreciation	(279)	(226)

	250	303